Employee Benefit Plans (Schedule of Projected Benefit Obligation and Changes in Plan Assets for the Defined Benefit Pension Plan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Change in benefit obligation:
Projected benefit obligation at beginning of year	$ (7,186)	$ (8,465)
Service cost	(55)	(64)
Interest cost	(312)	(279)
Actuarial gain (loss)	(515)	1,040
Benefits paid	553	582
Benefit obligation at end of year	(7,515)	(7,186)
Change in plan assets:
Balance	6,136	7,110
Actual return on plan assets	1,275	(401)
Benefits paid	(558)	(573)
Fair value of plan assets at end of year	$ 6,136	$ 7,110	$ 6,853	$ 6,136
Funded status at end of year			$ (662)	$ (1,050)